Common Stock and Convertible Preferred Stock Warrants - Schedule of Fair Value of Convertible Preferred Stock Warrant Liability (Details) - BOLT THREADS, INC. [Member] - Warrant Liability [Member]		Dec. 31, 2023		Dec. 31, 2022
Fair value of common stock [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input		4.08	[1]	1.83	[2]
Discount rate [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[3]	15
Probability [Member] | Minimum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[4]	10
Probability [Member] | Maximum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[4]	90
Exercise Price [Member] | Minimum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[5]	0
Exercise Price [Member] | Maximum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[5]	4.35
Expected term [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input		0.5	[6]	2	[7]
Expected dividend yield [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[8]
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[9]			2.98
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[9]			4.41
Expected volatility [Member]
Schedule of Fair Value of Convertible Preferred Stock Warrant Liability [Line Items]
Fair value assumptions input	[10]			70

[1]	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.
[2]	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.
[3]	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
[4]	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[5]	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.
[6]	The expected term represents the period of time that warrants granted are expected to be outstanding.
[7]	The expected term represents the period of time that warrants granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).
[8]	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.
[9]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the warrants in effect at the time of issuance.
[10]	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.